Accounts payable and accrued expenses: (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Suppliers	$ 428,881	$ 11,401
Taxes payable	157,387	116,643
Use rights of assets under concession	127,076	109,437
Accounts payable to related parties (Note 15.1)	87,951	71,725
Salaries payable	111,984	71,022
Sundry creditors for services provided	583,059	94,349
Interest payable of the Bank Loans (Note 12)	340,288
Accounts payable to contractors	265,236	657
Total	$ 2,101,862	$ 475,234